Leases (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2023	Jun. 30, 2022
Leases (Details) [Line Items]
Number of finance leases		0
Number of real estate leases		6
Property and equipment, gross		$ 44,293,000	$ 24,098,000	$ 7,972,000
Lessee, ground lease, number of optional renewal periods		4 years
Operating lease right-of-use assets		$ 4,471,000	4,829,000	1,829,000
Present value of lease liabilities			$ 5,803,000	2,885,000
Lease terms			8 months
Reimburse				40,000,000
Capitalized construction			$ 10,300,000
Corresponding financing obligation			$ 9,100,000
Lease agreement term		157 years	20 years			49 years
Optional renewal periods			5 years
Right-of-use assets and corresponding lease liabilities			$ 3,100,000
Leasehold improvement costs			10,300,000	0
Lunar Operations Center [Member]
Leases (Details) [Line Items]
Amount of lease costs able to be reimbursed	$ 40,000,000
Long-term debt		$ 24,000,000	9,100,000
Lessee, ground lease, term of renewal period		5 years
Sale and leaseback transaction, gain (loss), net		$ 0
Operating lease right-of-use assets		3,000,000	$ 3,100,000
Present value of lease liabilities		$ 3,200,000
Lessee, ground lease, term of contract		20 years
Minimum [Member]
Leases (Details) [Line Items]
Lease term		16 months
Lease terms			16 months
Maximum [Member]
Leases (Details) [Line Items]
Lease term		250 years
Lease terms			250 months
Construction in Progress [Member]
Leases (Details) [Line Items]
Property and equipment, gross		$ 37,390,000	$ 17,747,000	$ 2,282,000
Construction in Progress [Member] | Lunar Operations Center [Member]
Leases (Details) [Line Items]
Property and equipment, gross		26,500,000	10,300,000
Office Building [Member]
Leases (Details) [Line Items]
Lease term					8 years
Reimbursable Leasehold Improvement Costs [Member]
Leases (Details) [Line Items]
Property and equipment, gross		$ 26,100,000	$ 10,300,000